Description of the business and summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Description of the business and summary of significant accounting policies
Description of the business and summary of significant accounting policies

1.  Description of the business and summary of significant accounting policies

Controladora Vuela Compañía de Aviación, S.A.B. de C.V. (“Controladora” or the “Company”) was incorporated in Mexico in accordance with Mexican Corporate laws on October 27, 2005.

Controladora is domiciled in Mexico City at Av. Antonio Dovali Jaime No. 70, 13th Floor, Tower B, Colonia Zedec Santa Fe, Mexico City.

The Company, through its subsidiary Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V. (“Concesionaria”), has a concession to provide air transportation services for passengers, cargo and mail throughout Mexico and abroad.

Concesionaria’s concession was granted by the Mexican federal government through the Mexican Communications and Transportation Ministry (Secretaría de Comunicaciones y Transportes) on May 9, 2005 initially for a period of five years and was extended on February 17, 2010 for an additional period of ten years. On February 24, 2020, Concesionaria’s concession was extended for a 20-year term starting on May 9, 2020.

Concesionaria made its first commercial flight as a low-cost airline on March 13, 2006. The Company operates under the trade name of “Volaris”. On June 11, 2013, Controladora Vuela Compañía de Aviación, S.A.P.I. de C.V. changed its corporate name to Controladora Vuela Compañía de Aviación, S.A.B. de C.V.

On September 23, 2013, the Company completed its dual listing Initial Public Offering (“IPO”) on the New York Stock Exchange (“NYSE”) and on the Mexican Stock Exchange (Bolsa Mexicana de Valores, or “BMV”), and on September 18, 2013 its shares started trading under the ticker symbol “VLRS” and “VOLAR”, respectively.

On November 16, 2015, certain shareholders of the Company completed a secondary follow-on equity offering on the NYSE.

On November 10, 2016, the Company, through its subsidiary Vuela Aviación, S.A. (“Volaris Costa Rica”), obtained from the Costa Rican civil aviation authorities an air operator certificate to provide air transportation services for passengers, cargo and mail, in scheduled and non-scheduled flights for an initial period of five years. On December 1, 2016, Volaris Costa Rica started operations.

The accompanying consolidated financial statements and notes were approved by the Company’s Board of Directors and the Shareholders on April 26, 2021. These consolidated financial statements were also approved for issuance in the Company’s annual report on Form 20-F by the Company’s President and Chief Executive Officer, Enrique Beltranena, and the Senior Vice president and Chief Financial Officer, Jaime E. Pous Fernández, on April 29, 2021. The Company´s Board of Directors and Shareholders have the authority to approve or modify the Company´s consolidated financial statements. Subsequent events have been considered through April 30, 2021 (Note 25).

a)  Relevant events

Upsized Offering of ADSs

On December 11, 2020,  Controladora Vuela Compañía de Aviación, S.A.B. de C.V announced the closing of an upsized primary follow-on equity offering in which the Company offered 134,000,000 of its Ordinary Participation Certificates (Certificados de Participación Ordinarios), or CPOs, in the form of American Depositary Shares, or ADSs, at a price to the public of USD11.25 per ADS in the United States and other countries outside of Mexico, pursuant to the Company’s shelf registration statement filed with the Securities and Exchange Commission (the “SEC”). In connection with the offering, the underwriters exercised their option to purchase up to 20,100,000 additional CPOs in the form of ADSs. Each ADS represents 10 CPOs and each CPO represents a financial interest in one Series A share of common stock of the Company (Note 18).

Covid-19 commentary

The ongoing outbreak of COVID-19 was first reported on December 31, 2019 in Wuhan, Hubei Province, China. From Wuhan, the disease spread rapidly to other parts of China as well as other countries, including Mexico and the United States.

The first case of COVID-19 in Mexico was confirmed on February 28, 2020. In the following weeks, the Mexican government took various measures in order to prepare the country for a mass contagion, including declaring a national health emergency, asking the public to stay home, closing schools and imposing restrictions on non-essential activities in the public, private and social sectors. As a result of the national health emergency and health security measures imposed by the Mexican government in the spring of 2020, the Company´s capacity as measured by available seat miles (“ASMs”) was reduced. In April and May of 2020, the Company´s capacity as measured by ASMs was reduced by up to 80% and 90%, respectively, and remained reduced from June to November of 2020. Additionally, the Company suspended service on certain routes. Costa Rica, Guatemala and El Salvador imposed operational and migratory restrictions that made it impossible to operate international passenger flights to those countries. A gradual opening of the economy and easing of lockdown measures in Mexico and the other countries in which the Company operates led to a recovery in the ASMs and route operation during the second half of the year, with the Company´s capacity returning to over 100% of 2019 levels for the month of December.

The Company has taken actions to preserve liquidity and sustain its operations during the period, establishing vendor and supplier’s payment deferral, reducing management’s compensations and other salaries and deferring capital expenditures and certain other measures.

Liquidity and cash

The Company implemented a strict liquidity preservation program, which resulted in approximately U.S. $200 million of savings as of December 31, 2020 through items such as cost reductions and deferral agreements with suppliers. In addition, the Company negotiated cost reductions with more than 360 suppliers and cut non-essential expenses. The Company also implemented online training and leave of absence programs in order to reduce costs. As of December 31, 2020, our cash and cash equivalents were Ps.10,103,385.

Fleet plan

The new contractual fleet plan with Airbus allows to the Company to maintain a “cautiously” sized fleet, that will remain at approximately 85 aircraft, net of new deliveries and redeliveries, until 2023.

Customers and employees

Additionally, the Company launched a new biosecurity and cleaning protocol and are communicating proactively with all staff, especially with crews and airport staff, regarding health and COVID-19 developments.

Commercial and network growth opportunities.

The Company is closely monitoring capacity reductions from competitors for possible opportunities, testing new ancillary products and running targeted promotions to test potential stimulation of air travel.

The Company remained focused on price sensitive visiting friends and relatives, leisure and small and medium sized enterprises segments, which continued to show the strongest demand for air travel in Mexico as the market recovers from COVID-19. As of December 31, 2020, Volaris was positioned as the domestic market leader in 2020.

In addition, the Company considered the impact of Covid‑19 in preparing their financial statements.

Since the Company business and the airline industry have experienced material adverse impacts due to the COVID-19 pandemic, the Company cannot offer any assurance that these impacts will not intensify to the extent that COVID-19 persists throughout Mexico. Further, additional government COVID-19 response measures remain unknown and depend on future developments with respect to COVID-19, including the scope and duration of the pandemic, which are highly fluid, uncertain and cannot be predicted. It is not yet possible to determine when the adverse effects of COVID-19 will abate and the extent to which they will further decrease demand for air travel, which could continue to materially and negatively affect our business, results of operations and financial condition.

Issuance asset backed trust notes

On June 20, 2019, the Company, through its subsidiary Concesionaria, issued 15,000,000 asset backed trust notes (certificados bursátiles fiduciarios; the “ Trust Notes ”), under the ticker symbol VOLARCB 19 for the amount of Ps.1.5 billion Mexican pesos by CIBanco, S.A., Institución de Banca Multiple, acting as Trustee under the Irrevocable Trust number CIB/3249 created by Concesionaria in the first issuance under a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos. The Trust Notes are backed by future receivables under agreements entered into with credit card processors with respect to funds received from the sale of airplane tickets and ancillaries denominated in Mexican pesos, through credit cards VISA and Mastercard, via the Company’s website, mobile app and travel agencies. The Trust Notes were listed on the Mexican Stock Exchange, have a maturity of five years and will pay an interest rate of TIIE 28 plus 175 basis points (Note 5b).

Shares conversion

On February 16, 2018, one of the Company´s shareholders concluded the conversion of 45,968,598 Series B Shares for the equivalent number of Series A Shares. This conversion has no impact either on the total number of outstanding shares nor on the earnings-per-share calculation.

b)  Basis of preparation

Statement of compliance

These consolidated financial statements comprise the financial statements of the Company and its subsidiaries at December 31, 2020 and 2019 and for each of the three years ended December 31, 2020, and were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The presentation currency of the Company’s consolidated financial statements is the Mexican peso, which is used also for compliance with its legal and tax obligations. All values in the consolidated financial statements are rounded to the nearest thousand (Ps.000), except when otherwise indicated.

The Company has consistently applied its accounting policies to all periods presented in these consolidated financial statements and provide comparative information in respect of the previous period.

Basis of measurement and presentation

The accompanying consolidated financial statements have been prepared under the historical-cost convention, except for derivative financial instruments that are measured at fair value and investments in marketable securities measured at fair value through profit and loss (“FVTPL”). The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and notes. Actual results could differ from those estimates.

c)  Basis of consolidation

The accompanying consolidated financial statements comprise the financial statements of the Company and its subsidiaries. At December 31, 2020 and 2019, for accounting purposes the companies included in the consolidated financial statements are as follows:

	Principal		% Equity interest
Name	Activities	Country	2020	2019
Concesionaria	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%
Vuela Aviación, S.A.	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%
Vuela, S.A. (“Vuela”) *	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%
Vuela El Salvador, S.A. de C.V.*	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	100%
Comercializadora Volaris, S.A. de C.V.	Merchandising of services	Mexico	100%	100%
Servicios Earhart, S.A.*	Recruitment and payroll	Guatemala	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Recruitment and payroll	Mexico	100%	100%
Servicios Administrativos Volaris, S.A. de C.V. (“Servicios Administrativos”)	Recruitment and payroll	Mexico	100%	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Loyalty Program”) **	Loyalty Program	Mexico	100%	100%
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)	Travel agency	Mexico	100%	100%
Deutsche Bank México, S.A., Trust 1710	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Deutsche Bank México, S.A., Trust 1711	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Irrevocable Administrative Trust number F/307750 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%
Irrevocable Administrative Trust number F/745291 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%
Irrevocable Administrative Trust number CIB/3081 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%
Irrevocable Administrative Trust number CIB/3249 “Administrative Trust”	Asset backed securities trustor & administrator (Note 5)	Mexico	100%	100%

*The Companies have not started operations yet in Guatemala and El Salvador.

**The Company has not started operations yet

The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, the Company has:

(i)	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee).
(ii)	Exposure, or rights, to variable returns from its involvement with the investee.
(iii)	The ability to use its power over the investee to affect its returns.

When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(i)	The contractual arrangement with the other vote holders of the investee.
(ii)	Rights arising from other contractual arrangements.
(iii)	The Company’s voting rights and potential voting rights.

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions are eliminated in full on consolidation.

On consolidation, the assets and liabilities of foreign operations are translated into Mexican pesos at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognized in other comprehensive income (“OCI”). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.

d)  Revenue recognition

Passenger revenues

Revenues from the air transportation of passengers are recognized at the earlier of when the service is provided or when the non-refundable ticket expires at the date of the scheduled travel.

Ticket sales for future flights are initially recognized as contract liabilities under the caption “unearned transportation revenue” and, once the transportation service is provided by the Company or when the non-refundable ticket expires at the date of the scheduled travel, the earned revenue is recognized as passenger ticket revenues and the unearned transportation revenue is reduced by the same amount. All the Company’s tickets are non-refundable and are subject to change upon a payment of a fee. Additionally, the Company does not operate a frequent flier program.

The most significant passenger revenue includes revenues generated from: (i) fare revenue and (ii) other passenger revenues. Other passenger services include but are not limited to fees charged for excess baggage, bookings through the call center or third-party agencies, advanced seat selection, itinerary changes and charters. They are recognized as revenue when the obligation of passenger transportation service is provided by the Company or when the non-refundable ticket expires at the date of the scheduled travel.

The Company also classifies as other passenger revenue “V Club” and other similar services, which are recognized as revenue over time when the service is provided, as a modification of the tickets sold to V Club members.

Tickets sold by other airlines where the Company provides the transportation are recognized as passenger revenue when the service is provided.

The Company sells certain tickets with connecting flights with one or more segments operated by its other airline partner. For segments operated by its other airline partners, the Company has determined that it is acting as an agent on behalf of the other airlines as they are responsible for their portion of the contract (i.e. transportation of the passenger). The Company, as the agent, recognizes revenue within Other operating revenue at the time of the travel for the net amount retained by the Company for any segments flown by other airlines.

Non-passenger revenues

The most significant non-passenger revenues include revenues generated from: (i) revenues from other non-passenger services described below and (ii) cargo services.

Revenues from other non-passenger services mainly include but are not limited to commissions charged to third parties for the sale of hotel reservations, trip insurance, rental cars and advertising spaces to third parties. They are recognized as revenue at the time the service is provided.

The Company also evaluated the principal versus agent considerations as it relates to certain non-air travel services arrangements with third party providers.  No changes were identified under this analysis as the Company is agent for those services provided by third parties.

Code-share agreement

On January 16, 2018, the Company and Frontier Airlines (herein after Frontier) entered into a code-share operations agreement, which started operations in September 2018.

Through this alliance, the Company´s customers gain access to additional cities in the U.S. beyond the current available destinations as the Company’s customers are able to buy a ticket throughout any of Frontier’s actual destinations; and Frontier customers gain first-time access to new destinations in Mexico through Volaris presence in Mexican airports. Tickets from Frontier can be purchased directly from the Volaris’ website.

Other considerations analyzed as part of revenue from contracts with customers

All revenues offered by the Company including sales of tickets for future flights, other passenger related services and non-passenger revenue must be paid through a full cash settlement. The payment of the transaction price is equal to the cash settlement from the client at the sales time (using different payment options like credit or debit cards, paying through a third party or directly at the counter in cash). There is little or no judgment to determine the point in time of the revenue recognition, and the amount of it. Even if mainly all the sales of services are initially recognized as contract liabilities, there is no financing component in these transactions.

The cost to obtain a contract is represented by the commissions paid to the travel agencies and the bank commissions charged by the financial institutions for processing electronic transactions (Note 10). The Company does not incur any additional costs to obtain and fulfill a contract that is eligible for capitalization.

Trade receivables are mainly with financial institutions due to transactions with credit and debit cards, and therefore they are non-interest bearing and are mainly on terms of 24 to 48 hours. The Company has the right of collection at the beginning of the contracts and there are no discounts, payment incentives, bonuses, or other variable considerations subsequent to the purchase that could modify the amount of the transaction price.

The Company´s tickets are non-refundable. However, if the Company cancels a flight for causes attributable to the airline, including as a result of the COVID-19 pandemic, then the passenger is entitled to either move their flight at no cost, receive a refund or a voucher. No revenue is recognized until either the voucher is redeemed, and the associate flight occurs, or the voucher expires. When vouchers issued exceed the amount of the original amount paid by the passenger the excess is recorded as reduction of the operating revenues. All of the Company´s revenues related to future services are rendered through an approximate period of 12 months.

As of December 31, 2020, the Company recorded an amount of Ps.1,720,939 related to vouchers to be redeemed by passengers, which were presented as part of the unearned transportation revenues.

Breakdown of revenues:

As of December 31, 2020, 2019 and 2018, the revenues from customers of contracts is described as follows:

		At the flight time				At the sale			Total
Revenue recognition as of December 31, 2020	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	8,455,647	Ps.	4,417,527	Ps.	—	Ps.	—	Ps.	12,873,174
Other Passenger Revenues		6,920,141		1,536,206		124,450		32,601		8,613,398
		15,375,788		5,953,733		124,450		32,601		21,486,572
Non-Passenger Revenues
Other Non-Passenger revenues		875,610		6,750		—		—		882,360
Cargo		196,349		5,532		—		—		201,881
Total	Ps.	16,447,747	Ps.	5,966,015	Ps.	124,450	Ps.	32,601	Ps.	22,570,813
Non-derivative financial instruments										(411,222)
									Ps.	22,159,591

		At the flight time				At the sale			Total
Revenue recognition as of December 31, 2019	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	15,833,878	Ps.	7,296,113	Ps.	—	Ps.	—	Ps.	23,129,991
Other Passenger Revenues		7,531,725		2,865,555		119,466		52,462		10,569,208
		23,365,603		10,161,668		119,466		52,462		33,699,199
Non-Passenger Revenues
Other Non-Passenger revenues		888,353		9,233		—		—		897,586
Cargo		221,375		7,461		—		—		228,836
Total	Ps.	24,475,331	Ps.	10,178,362	Ps.	119,466	Ps.	52,462	Ps.	34,825,621
Non-derivative financial instruments										(72,949)
									Ps.	34,752,672

		At the flight time				At the sale			Total
Revenue recognition as of December 31, 2018	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	12,336,095	Ps.	6,151,763	Ps.	—	Ps.	—	Ps.	18,487,858
Other Passenger Revenues		5,182,572		2,598,375		68,264		43,286		7,892,497
		17,518,667		8,750,138		68,264		43,286		26,380,355
Non-Passenger Revenues
Other Non-Passenger revenues		685,219		12,138		—		—		697,357
Cargo		221,324		6,114		—		—		227,438
Total	Ps.	18,425,210	Ps.	8,768,390	Ps.	68,264	Ps.	43,286	Ps.	27,305,150

Transactions from unearned transportation revenues.

	2020		2019
January 1,	Ps.	3,679,926	Ps.	2,438,516
Deferred		23,657,563		34,940,609
Recognized in revenue during the year		(21,486,572)		(33,699,199)
December 31,	Ps.	5,850,917	Ps.	3,679,926

The performance obligations related to contract liability are recognized over the following 12 months and are related to the scheduled flights and other passenger services purchased by the client in advance.

e)  Cash and cash equivalents

Cash and cash equivalents are represented by bank deposits and highly liquid investments with maturities of 90 days or less at the original purchase date. For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term investments as defined above.

The Company has agreements with financial institutions that process customer credit card transactions for the sale of air travel and other services. These credit card processing agreements doesn’t have significant cash reserve requirements.

f)  Financial instruments -initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset for one entity and a financial liability or equity instrument for another entity.

i)  Financial assets

Initial recognition

Classification of financial assets and initial recognition

The Company determines the classification and measurement of financial assets, in accordance with the categories in IFRS 9, which are based on both: the characteristics of the contractual cash flows of these assets and the business model objective for holding them.

Financial assets include those carried at FVTPL, whose objective to hold them is for trading purposes (short-term investments), or at amortized cost, for accounts receivables held to collect the contractual cash flows, which are characterized by solely payments of principal and interest (“SPPI”). Derivative financial instruments are also considered financial assets when these represent contractual rights to receive cash or another financial asset. All the Company’s financial assets are initially recognized at fair value, including derivative financial instruments.

Subsequent measurement

The subsequent measurement of financial assets depends on their initial classification, as is described below:

1.	Financial assets at FVTPL which include financial assets held for trading.
2.	Financial assets at amortized cost, whose characteristics meet the SPPI criterion and were originated to be held to collect principal and interest in accordance with the Company’s business model.
3.	Financial assets at fair value through OCI with recycling of cumulative gains and losses.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

a)	The rights to receive cash flows from the asset have expired;
b)

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership.  When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset.

In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

ii)  Impairment of financial assets

The Company assesses, at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events has occurred since the initial recognition of an asset (an incurred ‘loss event’), that has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in receivable, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Further disclosures related to impairment of financial assets are also provided in Note 8.

For trade receivables, the Company applies a simplified approach in calculating expected credit losses (ECLs). Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

Based on this evaluation, allowances are taken into account for the expected losses of these receivables. For the years ended December 31, 2020 y 2019 the Company recorded expected credit losses on accounts receivable of Ps.13,664 and Ps.40,393, respectively (Note 8).

iii)  Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, accounts payables to suppliers, unearned transportation revenue, other accounts payable and financial instruments.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

The measurement of financial liabilities depends on their classification as described below:

Financial liabilities at amortized cost

Accounts payable, are subsequently measured at amortized cost and do not bear interest or result in gains and losses due to their short-term nature.

Loans and borrowings are the category most relevant to the Company. After initial recognition at fair value (consideration received), interest bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on issuance and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of operations. This amortized cost category generally applies to interest-bearing loans and borrowings (Note 5).

Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities under the fair value option, which are classified as held for trading, if they are acquired for the purpose of selling them in the near future. This category includes derivative financial instruments that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. During the years ended December 31, 2020 and 2019 the Company has not designated any financial liability as at FVTPL.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

The difference in the respective carrying amounts is recognized in the consolidated statements of operations.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is:

(i)	A currently enforceable legal right to offset the recognized amounts, and
(ii)	An intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

g)  Other accounts receivable

Other accounts receivables are due primarily from major credit card processors associated with the sales of tickets and are stated at cost less allowances made for credit losses, which approximates fair value given their short-term nature.

h)  Inventories

Inventories consist primarily of flight equipment expendable parts, materials and supplies, and are initially recorded at acquisition cost. Inventories are carried at the lower of cost and their net realization value. The cost is determined on the basis of the method of specific identification and expensed when used in operations.

i)  Intangible assets

Cost related to the purchase or development of computer software that is separable from an item of related hardware is capitalized separately measured at cost and amortized over the period in which it will generate benefits not exceeding five years on a straight-line basis. The Company annually reviews the estimated useful lives and salvage values of intangible assets and any changes are accounted for prospectively.

The Company records impairment charges on intangible assets used in operations when events and circumstances indicate that the assets or related cash generating unit may be impaired and the carrying amount of a long-lived asset or cash generating unit exceeds its recoverable amount, which is the higher of (i) its fair value less cost to sell, and (ii) its value in use.

The value in use calculation is based on a discounted cash flow model, using our projections of operating results for the near future. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation. For the years ended December 31, 2020 and 2019, the Company did not record any impairment loss in the value of its intangible assets.

j)  Guarantee deposits

Guarantee deposits consist primarily of aircraft maintenance deposits paid to lessors, deposits for rent of flight equipment and other guarantee deposits. Aircraft and engine deposits are held by lessors in U.S. dollars and are presented as current assets and non-current assets, based on the recovery dates of each deposit established in the related agreements (Note 11).

Aircraft maintenance deposits paid to lessors

Most of the Company’s lease agreements require the Company to pay maintenance deposits to aircraft lessors to be held as collateral in advance of the Company’s performance of major maintenance activities. These lease agreements provide that maintenance deposits are reimbursable to the Company upon completion of the maintenance event in an amount equal to the lesser of (i) the amount of the maintenance deposits held by the lessor associated with the specific maintenance event, or (ii) the qualifying costs related to the specific maintenance event.

Substantially all these maintenance deposits are calculated based on a utilization measure of the leased aircrafts and engines, such as flight hours or cycles, and are used solely to collateralize the lessor for maintenance time run off the aircraft and engines until the completion of the maintenance of the aircraft and engines.

Maintenance deposits expected to be recovered from lessors are reflected as guarantee deposits in the accompanying consolidated statement of financial position. These deposits are recorded as a monetary asset and are revaluated in order to record the foreign currency changes at each reported period. The Company makes certain assumptions at the inception of the lease and at each consolidated statement of financial position date to determine the recoverability of maintenance deposits. These assumptions are based on various factors such as the estimated time between the maintenance events, the date the aircraft is due to be returned to the lessor, and the number of flight hours the aircraft and engines is estimated to be utilized before it is returned to the lessor.

Some other aircraft lease agreements do not require the obligation to pay maintenance deposits to lessors in advance in order to ensure major maintenance activities, so the Company does not record guarantee deposits regarding these aircraft. However, certain of these lease agreements include the obligation to make a maintenance adjustment payment to the lessors at the end of the lease period. These maintenance adjustments cover maintenance events that are not expected to be made before the termination of the lease; for such agreements the Company accrues a liability related to the amount of the costs to be incurred at the lease term, since no maintenance deposits had been made, Note 15c). The portion of prepaid maintenance deposits that is deemed unlikely to be recovered and accruals in lien of maintenance deposits, are recorded as a variable lease payment and is presented as supplemental rent in the consolidated statements of operations. For the years ended December 31, 2020, 2019 and 2018, the Company expensed as supplemental rent Ps.421,030, Ps.295,720 and Ps.299,601, respectively.

During the year ended December 31, 2020, 2019 and 2018, the Company added seven,  seven and ten new net leases aircraft to its fleet, respectively (Note 14).

During the year ended December 31, 2020, the Company did not extend the lease term of aircraft and engines agreements. During the years ended December 31, 2019 and 2018, the Company extended the lease term of one and two aircraft agreements, respectively. Additionally, the Company extended the lease term of one spare engine in 2019 and two spare engines in 2018. The maintenance event for which the maintenance deposits were previously expensed was scheduled to occur after the original lease term and as such the supplemental rental payments were expensed. However, when the leases were amended the maintenance deposits amounts became probable of recovery due to the longer lease term and as such they are being recognized as an asset.

The effect of these lease extensions was recognized as a lease incentive reducing the right of use asset (Note 14).

k)  Aircraft and engine maintenance

The Company is required to conduct various levels of aircraft maintenance. Maintenance requirements depend on the type of aircraft, age and the route network over which it operates.

Fleet maintenance requirements may involve short cycle engineering checks, for example, component checks, monthly checks, annual airframe checks and periodic major maintenance and engine checks.

Aircraft maintenance and repair consists of routine and non-routine works, divided into three general categories: (i) routine maintenance, (ii) major maintenance and (iii) component service.

(i)  Routine maintenance requirements consist of scheduled maintenance checks on the Company’s aircraft, including pre-flight, daily, weekly and overnight checks, any diagnostics and routine repairs and any unscheduled tasks performed as required. These type of maintenance events are currently serviced by Company mechanics and are primarily completed at the main airports that the Company currently serves.

All other maintenance activities are sub-contracted to qualified maintenance business partner, repair and overhaul organizations. Routine maintenance also includes scheduled tasks that can take from seven to 14 days to accomplish and typically are required approximately every 22 months.

All routine maintenance costs are expensed as incurred.

(ii)  Major maintenance consists of a series of more complex tasks that can take up to six weeks to accomplish and typically are required approximately every five to six years.

Major maintenance is accounted for under the deferral method, whereby the cost of major maintenance and major overhaul and repair is capitalized (leasehold improvements to flight equipment) and amortized over the shorter of the period to the next major maintenance event or the remaining contractual lease term. The next major maintenance event is estimated based on assumptions including estimated usage. The United States Federal Aviation Administration (“FAA”) and the Mexican Federal Civil Aviation Agency (Agencia Federal de Aviación Civil) mandate maintenance intervals and average removal times as suggested by the manufacturer.

These assumptions may change based on changes in the utilization of aircraft, changes in government regulations and suggested manufacturer maintenance intervals. In addition, these assumptions can be affected by unplanned incidents that could damage an airframe, engine, or major component to a level that would require a heavy maintenance event prior to a scheduled maintenance event. To the extent the planned usage increases, the estimated life would decrease before the next maintenance event, resulting in additional expense over a shorter period.

During the years ended December 31, 2020 and 2019, the Company capitalized major maintenance events as part of leasehold improvements to flight equipment for an amount of Ps.646,219 and Ps.659,082, respectively. For the years ended December 31, 2020 and 2019, the amortization of major maintenance leasehold improvement costs was Ps.652,091 and Ps.450,371, respectively. The amortization of deferred maintenance costs is recorded as part of depreciation and amortization in the consolidated statements of operations.

(iii)  The Company has a power-by-the hour agreement for component services, which guarantees the availability of aircraft parts for the Company’s fleet when they are required. It also provides aircraft parts that are included in the redelivery conditions of the contract (hard time) without constituting an additional cost at the time of redelivery. The monthly maintenance cost associated with this agreement is recognized as incurred in the consolidated statements of operations.

The Company has an engine flight hour agreement (component repair agreement), that guarantees a cost per overhaul, provides miscellaneous engines coverage, caps the cost of foreign objects damage events, ensures there is protection from annual escalations, and grants an annual credit for scrapped components. The cost associated with the miscellaneous engines’ coverage is recorded monthly as incurred in the consolidated statements of operations.

l)  Rotable spare parts, furniture and equipment, net

Rotable spare parts, furniture and equipment, are recorded at cost and are depreciated to estimated residual values over their estimated useful lives using the straight-line method.

Aircraft spare engines have significant components with different useful lives; therefore, they are accounted for as separate items (major components) of spare engine parts (Note 12e).

Pre-delivery payments refer to prepayments made to aircraft and engine manufacturers during the manufacturing stage of the aircraft.

The borrowing costs related to the acquisition or construction of a qualifying asset are capitalized as part of the cost of that asset.

During the years ended December 31, 2020, 2019 and 2018, the Company capitalized borrowing costs which amounted to Ps.384,038,  Ps.456,313 and Ps.357,920, respectively (Note 21). The rate used to determine the amount of borrowing cost was 3.58%,  5.10% and 4.41%, for the years ended December 31, 2020, 2019 and 2018, respectively.

Depreciation rates are as follows:

Annual
depreciation rate
Flight equipment	4.0-16.7%
Constructions and improvements	Remaining contractual lease term
Computer equipment	25%
Workshop tools	33.3%
Electric power equipment	10%
Communications equipment	10%
Workshop machinery and equipment	10%
Motorized transport equipment platform	25%
Service carts on board	20%
Office furniture and equipment	10%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event

The Company reviews annually the useful lives of these assets and any changes are accounted for prospectively.

The Company identified one Cash Generating Unit (CGU), which includes the entire aircraft fleet and flight equipment. The Company assesses, at each reporting date, whether there is an objective evidence that rotable spare parts, furniture and equipment and right of use asset are impaired in the CGU. The Company records impairment charges on rotable spare parts, furniture and equipment and right of use assets used in operations when events and circumstances indicate that the assets may be impaired or when the carrying amount of a long-lived asset or related cash generating unit exceeds its recoverable amount, which is the higher of (i) its fair value less cost to sell and (ii) its value in use.

The value in use calculation is based on a discounted cash flow model, using projections of operating results for the near future. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation.

During 2020, the Company performed its annual impairment test. The recoverable amount of the CGU was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management, covering a five-year period. The projected cash flows have been updated to reflect the future operating cashflows. It was concluded that the carrying amount of the CGU did not exceed the value in use. Consequently, for the years ended December 31, 2020, 2019 and 2018, there were no impairment charges recorded in respect of the Company’s cash generating unit.

For the years ended December 31, 2020, there was no impairment charges recorded in respect of the Company’s cash generating unit despite of the consequence of decreased operations as a result of Covid-19.

m)  Foreign currency transactions and exchange differences

The Company’s consolidated financial statements are presented in Mexican peso, which is the reporting and functional currency of the parent company. For each subsidiary, the Company determines the functional currency and items included in the financial statements of each entity are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”).

The financial statements of foreign subsidiaries prepared under IFRS and denominated in their respective local currencies, are translated into the functional currency as follows:

•	Transactions in foreign currencies are translated into the respective functional currencies at the exchange rates at the dates of the transactions.
•	All monetary assets and liabilities were translated at the exchange rate at the consolidated statement of financial position date.
•	All non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
•	Equity accounts are translated at the prevailing exchange rate at the time the capital contributions were made and the profits were generated.
•	Revenues, costs and expenses are translated at the average exchange rate during the applicable period.

Any differences resulting from the currency translation are recognized in the consolidated statements of operations and the OCI.

For the year ended December 31, 2020, 2019 and 2018, the exchange rates of local currencies translated to functional currencies are as follows:

			Exchange rates of local				Exchange rates of local				Exchange rates of local
			currencies translated to				currencies translated to				currencies translated to
			functional currencies				functional currencies				functional currencies
			Average				Average				Average
	Local	Functional	exchange rate		Exchange rate		exchange rate		Exchange rate		exchange rate		Exchange rate
Country	currency	currency	for 2020		as of 2020		for 2019		as of 2019		for 2018		as of 2018
Costa Rica	Colon	U.S. dollar	₵.	588.4240	₵.	615.7800	₵.	590.9574	₵.	573.4400	₵.	580.8534	₵.	609.6100
Guatemala	Quetzal	U.S. dollar	Q.	7.7292	Q.	7.8095	Q.	7.7066	Q.	7.6988	Q.	7.5337	Q.	7.7440
El Salvador	U.S Dollar	U.S. dollar	$.	21.4961		$19.9487	$.	19.2618	$.	18.8452	$.	—	$.	—

The exchange rates used to translate the above amounts to Mexican pesos at December 31, 2020, 2019 and 2018, were Ps.19.9487, Ps.18.8452 and Ps.19.6829, respectively, per U.S. dollar.

Foreign currency differences arising on translation into the presentation currency are recognized in OCI. Exchange differences on translation of foreign entities for the year ended December 31, 2020, 2019 and 2018, were Ps.23,970, Ps.8,045 and Ps.22,156, respectively.

n)  Liabilities and provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

o)  Employee benefits

i)   Personnel vacations

The Company and its subsidiaries in Mexico and Central America recognize a reserve for the costs of paid absences, such as vacation time, based on the accrual method.

ii)  Termination benefits

The Company recognizes a liability and expense for termination benefits at the earlier of the following dates:

a)  When it can no longer withdraw the offer of those benefits; and

b)  When it recognizes costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits.

The Company is demonstrably committed to a termination when, and only when, it has a detailed formal plan for the termination and is without realistic possibility of withdrawal.

For the years ended December 31, 2020 and 2019, no termination benefits provision has been recognized.

iii)  Seniority premiums

In accordance with Mexican Labor Law, the Company provides seniority premium benefits to the employees which rendered services to its Mexican subsidiaries under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days’ wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit.

Obligations relating to seniority premiums other than those arising from restructurings, are recognized based upon actuarial calculations and are determined using the projected unit credit method.

The latest actuarial computation was prepared as of December 31, 2020.

Remeasurement gains and losses are recognized in full in the period in which they occur in OCI. Such remeasurement gains and losses are not reclassified to profit or loss in subsequent periods.

The defined benefit asset or liability comprises the present value of the defined benefit obligation using a discount rate based on government bonds , less the fair value of plan assets out of which the obligations are to be settled.

For entities in Costa Rica, Guatemala and El Salvador there is no obligation to pay seniority premium, these countries have Post- Employee Benefits.

iv)  Incentives

The Company has a quarterly incentive plan for certain personnel whereby cash bonuses are awarded for meeting certain performance targets. These incentives are payable shortly after the end of each quarter and are accounted for as a short-term benefit under IAS 19, Employee Benefits. A provision is recognized based on the estimated amount of the incentive payment. During the years ended December 31, 2020, 2019 and 2018 the Company expensed Ps.25,918, Ps.62,825 and Ps.67,680, respectively, as quarterly incentive bonuses, recorded under the caption salaries and benefits.

The Company has a short-term benefit plan for certain key personnel whereby cash bonuses are awarded when certain Company’s performance targets are met. These incentives are payable shortly after the end of each year and also are accounted for as a short-term benefit under IAS 19. A provision is recognized based on the estimated amount of the incentive payment. During the years ended December 31, 2020, 2019 and 2018 the Company recorded an expense for an amount of Ps.0, Ps.80,634 and Ps.50,000, respectively, under the caption salaries and benefits.

v)  Long-term incentive plan (“LTIP”) and long-term retention plan (LTRP)

The Company has adopted a Long-term incentive plan (“LTIP”). This plan consists of a share purchase plan (equity-settled) and a share appreciation rights “SARs” plan (cash settled), and therefore accounted under IFRS 2 “Shared based payments”. This incentive plan has been granting annual extensions in the same terms from the original granted in 2014.

During  2020, 2019 and 2018, the Company approved a new long-term retention plan (“LTRP”), which consisted in a purchase plan (equity-settled). This plan does not include cash compensations granted through appreciation rights on the Company's shares. The retention plans granted in previous periods will continue in full force and effect until their respective due dates and the cash compensation derived from them will be settled according to the conditions established in each plan.

vi)  Share-based payments

a)   LTIP

- Share purchase plan (equity-settled)

Certain key employees of the Company receive additional benefits through a share purchase plan denominated in Restricted Stock Units (“RSUs”), which has been classified as an equity-settled share-based payment. The cost of the equity-settled share purchase plan is measured at grant date, taking into account the terms and conditions on which the share options were granted. The equity-settled compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 17).

During the years ended December 31, 2020, 2019 and 2018, the Company expensed Ps.75,040, Ps.49,659 and Ps.19,980, respectively, related to RSUs granted under the LTIP and LTRP. The expenses were recorded under the caption salaries and benefits.

- SARs plan (cash settled)

The Company granted SARs to key employees, which entitle them to a cash payment after a service period. The amount of the cash payment is determined based on the increase in the share price of the Company between the grant date and the time of exercise. The liability for the SARs is measured, initially and at the end of each reporting period until settled, at the fair value of the SARs, taking into account the terms and conditions on which the SARs were granted. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 17). During the years ended December 31, 2020, 2019 and 2018, the Company recorded an expense (benefit) expense for Ps.(1,901), Ps.2,964 and Ps.(186), respectively, related to the SARs included in the LTIP. These amounts were recorded under the caption salaries and benefits.

b)   Management incentive plan (“MIP”)

- MIP I

Certain key employees of the Company receive additional benefits through a share purchase plan, which has been classified as an equity-settled share-based payment. The equity-settled compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 17). The total cost of this plan has been totally recognized during the required service period.

- MIP II

On February 19, 2016, the Board of Directors of the Company authorized an extension to the MIP for certain key employees, this plan was named MIP II. In accordance with this plan, the Company granted SARs to key employees, which entitle them to a cash payment after a service period. The amount of the cash payment is determined based on the increase in the share price of the Company between the grant date and the time of exercise. The liability for the SARs is measured initially and at the end of each reporting period until settled at the fair value of the SARs, taking into account the terms and conditions on which the SARs were granted. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 17).

During the years ended December 31, 2020, 2019 and 2018, the Company recorded an expense (benefit) for Ps.107,204, Ps.37,760 and Ps.(5,052), respectively, related to MIP II into the consolidated statement of operations.

c)  Board of Directors Incentive Plan (BoDIP)

Certain members of the Board of Directors of the Company receive additional benefits through a share-based plan, which has been classified as an equity-settled share-based payment and therefore accounted under IFRS 2 “Shared based payments”.

In April 2018, the Board of Directors of the Company authorized a Board of Directors Incentive Plan “BoDIP”, for the benefit of certain board members. The BoDIP grants options to acquire shares of the Company or CPOs during a four years period with an exercise price share at Ps.16.12, which was determined on the grant date. Under this plan, no service or performance conditions are required to the board members for exercise the option to acquire shares, and therefore, they have the right to request the delivery of those shares at the time they pay for them.

vii)  Employee profit sharing

The Mexican Income Tax Law (“MITL”), establishes that the base for computing current year employee profit sharing shall be the taxpayer’s taxable income of the year for income tax purposes, including certain adjustments established in the Income Tax Law, at the rate of 10%. For the years ended December 2020, 2019 and 2018, the employee profit sharing is Ps.13,458, Ps.22,134 and Ps.14,106, respectively, and is presented as an expense in the consolidated statements of operations. Subsidiaries in Central America do not have such profit -sharing benefit, as it is not required by local regulation.

p)   Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

i)   Right-of-use assets

The Company recognize right-of-use assets at the commencement date of the lease.  Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset to the condition required by the terms and conditions of the lease, and lease payments made at or before the commencement date less any lease incentives received.

Components of the right-of-use assets are depreciated on a straight-line basis over the shorter of the remining lease term and the estimated useful lives of the assets, as follows:

Aircraft and engines	up to 18	years
Spare engines	up to 14	years
Buildings leases	one to ten	years
Maintenance component	up to eight	years

ii)   Lease Liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying asset.

The short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

During the years ended December 31, 2020, 2019 and 2018, there were no impairment charges recorded in respect of the Company right-of-use asset.

iii)  Sale and leaseback

The Company enters into sale and leaseback agreements whereby an aircraft or engine is sold to a lessor upon delivery and the lessor agrees to lease such aircraft or engine back to the Company.

The Company measures the right-of-use asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained by the seller-lessee. Accordingly, the Company recognizes in the Statement of Operations only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor. The rest of the gain is amortized over the lease term.

iv)   Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of variable lease expenses and the provision is included as part of other liabilities, through the remaining lease term. The Company estimates the provision related to airframe, engine overhaul and limited life parts using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. For the years ended December 31, 2020, 2019 and 2018, the Company expensed as variable rent of Ps.1,428,179, Ps.680,964 and Ps.659,106, respectively.

q)   Other taxes and fees payable

The Company is required to collect certain taxes and fees from customers on behalf of government agencies and airports and to remit these to the applicable governmental entity or airport on a periodic basis. These taxes and fees include federal transportation taxes, federal security charges, airport passenger facility charges, and foreign arrival and departure fees. These charges are collected from customers at the time they purchase their tickets  but are not included in passenger revenue. The Company records a liability upon collection from the customer and discharges the liability when payments are remitted to the applicable governmental entity or airport.

r)   Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Current income tax relating to items recognized directly in equity is recognized in equity. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except, in respect of taxable temporary differences associated with investments in subsidiaries when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry-forward of unused tax credits and any available tax losses to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry-forward of unused tax credits and available tax losses can be utilized, except, in respect of deductible temporary differences associated with investments in subsidiaries deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

The Company considers the following criteria in assessing the probability that taxable profit will be available against which the unused tax losses or unused tax credits can be utilized: (a) whether the entity has sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, which will result in taxable amounts against which the unused tax losses or unused tax credits can be utilized before they expire; (b) whether it is probable that the Company will have taxable profits before the unused tax losses or unused tax credits expire; (c) whether the unused tax losses result from identifiable causes which are unlikely to recur; and (d) whether tax planning opportunities are available to the Company that will create taxable profit in the period in which the unused tax losses or unused tax credits can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction in OCI.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

The charge for income taxes incurred is computed based on tax laws approved in Mexico, Costa Rica, Guatemala and El Salvador at the date of the consolidated statement of financial position.

s)   Derivative and non-derivative financial instruments and hedge accounting

The Company mitigates certain financial risks, such as volatility in the price of jet fuel, adverse changes in interest rates and exchange rate fluctuations, through a risk management program that includes the use of derivative financial instruments and non-derivative financial instrument.

In accordance with IFRS 9, derivative financial instruments and non-derivative financial instruments are recognized in the consolidated statement of financial position at fair value. At inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, as well as the risk management objective and strategy for undertaking the hedge. The documentation includes the hedging strategy and objective, identification of the hedging instrument, the hedged item or transaction, the nature of the risks being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk(s).

Only if such hedges are expected to be effective in achieving offsetting changes in fair value or cash flows of the hedge item(s) and are assessed on an ongoing basis to determine that they have been effective throughout the financial reporting periods for which they were designated, hedge accounting treatment can be used.

Under the cash flow hedge (CFH) accounting model, the effective portion of the hedging instrument’s changes in fair value is recognized in OCI, while the ineffective portion is recognized in current year earnings in the statement of profit or loss. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in fair value of the hedged item. During the years ended December 31, 2019 and 2018, there was no ineffectiveness with respect to derivative financial instruments. The amounts recognized in OCI are transferred to earnings in the period in which the hedged transaction affects earnings. During the year ended December 31, 2020, the Company recorded the ineffective portion of Ps.448.6 million with respect to derivative financial instruments.

The realized gain or loss of derivative financial instruments and non-derivative financial instruments that qualify as CFH are recorded in the same caption of the hedged item in the consolidated statement of operations.

Accounting for the time value of options

The Company accounts for the time value of options in accordance with IFRS 9, which requires all derivative financial instruments to be initially recognized at fair value. Subsequent measurement for options purchased and designated as CFH requires that the option’s changes in fair value be segregated into its intrinsic value (which will be considered the hedging instrument’s effective portion in OCI) and its correspondent changes in extrinsic value (time value and volatility). The extrinsic value changes will be considered as a cost of hedging (recognized in OCI in a separate component of equity) and accounted for in income when the hedged items also are recognized in income.

t)   Financial instruments — Disclosures

IFRS 7 requires a three-level hierarchy for fair value measurement disclosures and requires entities to provide additional disclosures about the relative reliability of fair value measurements (Notes 4 and 5).

u)   Treasury shares

The Company’s equity instruments that are reacquired (treasury shares), are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of treasury shares. Any difference between the carrying amount and the consideration received, if reissued, is recognized in additional paid in capital.

Share-based payment options exercised during the reporting period are settled with treasury shares (Note 17).

v)   Operating segments

Management of Controladora monitors the Company as a single business unit that provides air transportation and related services, accordingly it has only one operating segment.

The Company has two geographic areas identified as domestic (Mexico) and international (United States of America and Central America) Note 24.

w)   Current versus non-current classification

The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in normal operating cycle, (ii) expected to be realized within twelve months after the reporting period, or, (iii) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when: (i) it is expected to be settled in normal operating cycle, (ii) it is due to be settled within twelve months after the reporting period, or, (iii) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The Company classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as noncurrent assets and liabilities.

x)   Impact of new International Financial Reporting Standards

New and amended standards and interpretations already effective

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2020. The Company has not early adopted any other standard interpretation or amendment that has been issued but is not yet effective.

The nature and the effect of these changes are disclosed below:

Amendments to IFRS 3: Definition of a Business

The amendment to IFRS 3 Business Combinations clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs. These amendments did not have an impact on consolidated financial statements of the Company.

Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform

The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments had no impact on the consolidated financial statements of the Company.

Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Company.

Conceptual Framework for Financial Reporting issued on March 29, 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Company.

Amendments to IFRS 16 Covid-19 Related Rent Concessions

On 28 May 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification. This amendment had impact on the consolidated financial statements of the Company (Note 14).

Amendments to IFRS 9 Prepayment Features with Negative Compensation

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of an event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

These amendments had no impact on the consolidated financial statements of the Company.

y)  Convenience translation

U.S. dollar amounts at December 31, 2020 shown in the consolidated financial statements have been included solely for the convenience of the reader and are translated from Mexican pesos, using an exchange rate of Ps.19.9487 per U.S. dollar, as reported by the Mexican Central Bank (Banco de México) as the rate for the payment of obligations denominated in foreign currency payable in Mexico in effect on December 31, 2020. Such translation should not be construed as a representation that the peso amounts have been or could be converted into U.S. dollars at this or any other rate. The referred information in U.S. dollars is solely for information purposes and does not represent that the amounts are in accordance with IFRS or the equivalent in U.S. dollars in which the transactions were conducted or in which the amounts presented in Mexican pesos can be translated or realized.